UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-23160

                           GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Food of All Nations

Semiannual Report — March 31, 2018

Kevin Dreyer

Portfolio Manager

BSE, University of Pennsylvania

MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2018, the net asset value (“NAV”) per share of Gabelli Food of All Nations (“FOANC”) decreased 0.4% compared with a decrease of 1.1% for the Standard & Poor’s (“S&P”) 500 Consumer Staples Index. The market price decreased 0.4%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

1

  Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)

	Six Months	1 Year	Since Inception (2/14/17)
Gabelli Food of All Nations NextShares™
Fund at NAV	(0.41)%	2.34%	3.44%
Fund at Market Price(b)	(0.41)	2.34	3.44
S&P 500 Consumer Staples Index	(1.09)	(0.89)	1.61

In the current prospectuses dated January 26, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns are historical and are calculated by determining the percentage change in net asset valve (NAV) or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. The Fund’s performance at market price may differ from its results at NAV. Visit www.gabelli.com for performance information as of the most recent month end including historical trading premium/discounts relative to NAV. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Food of All Nations may trade at a value different from its NAV. The market price used to calculate the Market Value return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Food of All Nations

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2017 through March 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period(1)
Gabelli Food of All Nations Actual Fund Return	$1,000.00	$ 995.90	0.90%	$ 4.48
Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$ 4.53

(1)

Expenses are equal to the Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2018:

GABELLI FOOD OF ALL NATIONS

Food and Beverage	77.0%
Household and Personal Products	11.7%
Money Market Fund	5.7%
Food Ingredients	4.3%
Food Retailers and Distributors	2.9%
Other Assets and Liabilities (Net)	(1.6)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

Gabelli Food of All Nations

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 95.9%

	Food and Beverage – 77.0%
1,400	B&G Foods, Inc.	$45,448	$33,180
1,000	Brown-Forman Corp., Cl. B	37,486	54,400
3,500	Conagra Brands, Inc	135,605	129,080
1,000	Danone SA	68,318	80,878
6,000	Davide Campari-Milano SpA	32,056	45,404
600	Diageo plc ADR	68,149	81,252
400	Dr Pepper Snapple Group, Inc.	47,512	47,352
1,800	Flowers Foods, Inc.	34,827	39,348
1,000	General Mills, Inc.	57,857	45,060
600	Heineken Holding NV	46,023	61,793
1,200	Kellogg Co.	88,958	78,012
400	Kerry Group plc, Cl. A	33,010	40,556
1,300	Lamb Weston Holdings, Inc.	53,063	75,686
2,700	Mondelez International, Inc., Cl. A	119,954	112,671
1,000	Nestlé SA	75,005	79,100
400	PepsiCo, Inc.	44,042	43,660
1,600	Pinnacle Foods, Inc.	92,296	86,560
1,300	Post Holdings, Inc.†	105,220	98,488
200	Remy Cointreau SA	19,120	28,497
1,800	The Kraft Heinz Co.	155,585	112,122

		1,359,534	1,373,099

	Food Ingredients – 4.3%
550	International Flavors & Fragrances, Inc.	69,568	75,300
300	Treatt plc	1,494	1,768

		71,062	77,068

	Food Retailers and Distributors – 2.9%
1,200	United Natural Foods, Inc.†	50,858	51,528

	Household and Personal Products – 11.7%
800	Church & Dwight Co., Inc.	39,681	40,288
1,000	Edgewell Personal Care Co.†	73,003	48,820
600	Energizer Holdings, Inc.	31,741	35,748
400	Reckitt Benckiser Group plc	36,851	33,863
900	Unilever plc ADR	42,604	50,004

		223,880	208,723

	TOTAL COMMON STOCKS	1,705,334	1,710,418

Shares		Cost	Market Value
	MONEY MARKET FUND – 5.7%
100,722	BlackRock Treasury Trust, 1.45%(a)	$100,722	$100,722

	TOTAL INVESTMENTS — 101.6%	$1,806,056	1,811,140

	Other Assets and Liabilities (Net) — (1.6)%		(29,204)

	NET ASSETS — 100.0%		$1,781,936

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of March 31, 2018.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

5

Gabelli Food of All Nations

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments at value (cost $1,806,056)	$1,811,140
Cash	322
Receivable from Adviser	10,910
Dividends receivable	4,445
Foreign tax reclaims	540
Prepaid expenses	6,675

Total Assets	1,834,032

Liabilities:
Payable for investment advisory fees	2,924
Payable for custodian fees	2,047
Payable for legal and audit fees	27,465
Payable for Trustees’ fees	693
Other accrued expenses	18,967

Total Liabilities	52,096

Net Assets	$1,781,936

Net Assets Consist of:
Paid-in capital	$1,772,573
Accumulated net investment income	6,258
Accumulated net realized loss on investments and foreign currency transactions	(2,013)
Net unrealized appreciation on investments	5,084
Net unrealized appreciation on foreign currency translations	34

Net Assets	$1,781,936

Shares of Beneficial Interest, no par value; unlimited number of shares authorized:	175,000

Net Asset Value per share:	$10.18

See accompanying notes to financial statements.

6

Gabelli Food of All Nations

Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

Investment Income:
Dividends (net of withholding foreign taxes of $76)	$17,214

Total Investment Income	17,214

Expenses:
Investment advisory fees	9,202
Custodian fees	1,556
Legal and audit fees	22,228
IOPV pricing fees	3,333
Registration expenses	775
Shareholder communications expenses	6,003
Trustees’ fees	1,379
Miscellaneous expenses	3,841

Total Expenses	48,317

Fees waived or expenses reimbursed by Adviser (See Note 3)	(40,035)

Net Expenses	8,282

Net Investment Income	8,932

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(2,015)
Net realized loss on foreign currency transactions	(2)

Net realized loss on investments and foreign currency transactions	(2,017)

Net change in unrealized appreciation/(depreciation):
on investments	(12,671)
on foreign currency translations	14

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(12,657)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(14,674)

Net Decrease in Net Assets Resulting from Operations	$(5,742)

See accompanying notes to financial statements.

7

Gabelli Food of All Nations

Statement of Changes in Net Assets (Unaudited)

		For the Period
	Six Months Ended	Ended
	March 31, 2018	September 30,
	(Unaudited)	2017(a)
Operations:
Net investment income	$8,932	$12,580
Net realized gain/(loss)	(2,017)	22,778
Net change in unrealized appreciation/(depreciation)	(12,657)	17,775

Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,742)	53,133

Distributions to Shareholders:
From net investment income	(15,313)	—
Realized gains	(22,715)	—

Total Distributions to Shareholders	(38,028)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	—	1,772,573

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	—	1,772,573

Total Increase/(Decrease) in Net Assets	(43,770)	1,825,706

Net Assets:
Beginning of period	1,825,706	0

End of period	$1,781,936	$1,825,706

Undistributed net investment income	$6,258	$12,639

Changes in Shares Outstanding:
Shares outstanding, beginning of period	175,000	0
Shares sold	—	175,000

Shares outstanding, end of period	175,000	175,000

(a)	The Fund commenced investment operations on February 14, 2017.

See accompanying notes to financial statements.

8

Gabelli Food of All Nations

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$10.43		$10.00
Net investment income(b)	0.05		0.08
Net realized and unrealized gain/(loss)	(0.08)		0.35
Total from investment operations	(0.03)		0.43
Distributions from:
Net investment income	(0.09)		—
Net realized gains	(0.13)		—
Total distributions	(0.22)		—
Net asset value, end of period	$10.18		$10.43
Total Return†	(0.41)%		4.30%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,782		$1,826
Ratio of net investment income to average net assets	0.97%(	c)	1.26%(	c)
Ratio of operating expenses before waivers/reimbursements	5.22%(	c)	8.52%(	c)
Ratio of net operating expenses net of waivers/reimbursements	0.90%(	c)	0.90%(	c)
Portfolio turnover rate	6%		12%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period, including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 14, 2017.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

9

Gabelli Food of All Nations

Notes to Financial Statements (Unaudited)

1.   Organization. The Gabelli NextShares Trust (the “Trust”) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Food of All Nations (the “Fund”) commenced investment operations on February 14, 2017. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation.

2.   Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

10

Gabelli Food of All Nations

Notes to Financial Statements (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 03/31/18
ASSETS (Market Value):

Common Stocks(a)	$1,710,418	$1,710,418

Money Market Fund	100,722	100,722
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,811,140	$1,811,140

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 2 or Level 3 investments held at March 31, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

11

Gabelli Food of All Nations

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

12

Gabelli Food of All Nations

Notes to Financial Statements (Unaudited) (Continued)

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2017 the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$35,358
Unrealized appreciation on investments	17,775

Total accumulated earnings	$53,133

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At September 30, 2017, the temporary differences between book basis and tax basis unrealized appreciation/ depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost on investments and the net unrealized appreciation/depreciation at March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,806,056	$138,547	$(133,463)	$5,084

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

13

Gabelli Food of All Nations

Notes to Financial Statements (Unaudited) (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended March 31, 2018 the Fund did not incur any income tax, interest, or penalties. As of March 31, 2018, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.   Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the ‘‘Expense Cap’’). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board before such time. For the period ended March 31, 2018, the Adviser waived fees or reimbursed expenses in the amount of $40,035 for the Fund. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. At March 31, 2018, the cumulative amount which the Fund may repay the Adviser, subject to the terms above is $117,878.

For the year ended September 30, 2017, expiring September 30, 2020	$77,843
For the six months ended March 31, 2018, expiring September 30, 2021	40,035

$117,878

During the six months ended March 31, 2018, the Fund paid $97 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4.   Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2018, other than short term securities, U.S. Government obligations and in-kind transactions, are as follows:

14

Gabelli Food of All Nations

Notes to Financial Statements (Unaudited) (Continued)

	Purchases	Sales
Gabelli Food of All Nations NextShares	$105,974	$215,357

5.   Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV, in return for securities, other instruments, and/or cash (the “Basket”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Funds of processing the purchase or redemption, including costs charged to it by the NSCC or DTC, and the estimated transaction costs (e.g., brokerage commissions, bid-ask spread, and market impact trading costs), incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Fund depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6.   Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

Gabelli Food of All Nations

Additional Disclosure

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI FOOD OF ALL NATIONS

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Kevin Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/ GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

    GABELLI FOOD OF ALL NATIONS

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Food of All Nations. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5002Q118SR

Gabelli Media Mogul

Semiannual Report — March 31, 2018

Christopher J. Marangi

Portfolio Manager

BA, Williams College

MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2018, the net asset value (“NAV”) per share of Gabelli Media Mogul (“MOGLC”) decreased 7.9% compared with an increase of 5.8% for the Standard & Poor’s (“S&P”) 500 Index. The market price decreased 7.9%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

1

  Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)

			Since
			Inception
	Six Months	1 Year	(12/1/16)
Gabelli Media Mogul
Fund at NAV	(7.91)%	(2.87)%	3.59%
Fund at Market Price(b)	(7.91)	(2.87)	3.59
S&P 500 Consumer Staples Index	5.84	13.99	17.35

In the current prospectuses dated January 26, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. The Fund’s performance at market price may differ from its results at NAV. Visit www.gabelli.com for performance information as of the most recent month end including historical trading premium/discounts relative to NAV. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Media Mogul may trade at a value different from its NAV. The market price used to calculate the Market Value return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Media Mogul
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2017 through March 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	October 1, 2017	March 31, 2018	Ratio	Period(1)
Gabelli Media Mogul Actual Fund Return	$1,000.00	$ 920.90	0.90%	$4.31
Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$4.53

(1)	Expenses are equal to each Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2018:

GABELLI MEDIA MOGUL

Content Creation and Aggregation	50.0%
TV and Broadband Services	17.8%
Money Market Fund	8.2%
Digital Marketing and Retail	7.9%
Internet Software and Services	5.9%
Diversified Consumer Services	4.1%
Wireless Telecommunication Services	3.9%
Telecommunication Services	3.4%
Financial Services	1.3%
Other Assets and Liabilities (Net)	(2.5)%

100.0%

The Fund files complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Forms N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

Gabelli Media Mogul

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 93.6%

	Content Creation and Aggregation – 49.3%
11,600	Discovery Communications, Inc., Cl. C†	$273,111	$226,432
10,650	GCI Liberty, Inc., Cl. A†	504,365	562,959
14,000	ITV plc	35,051	28,314
3,500	Liberty Latin America Ltd., Cl. C†	79,549	66,815
6,100	Liberty Media Corp.- Liberty Formula One, Cl. A†	191,151	178,669
8,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	299,270	326,800
16,500	Liberty Media Corp.- Liberty Braves, Cl. C†	343,792	376,530
1,600	Lions Gate Entertainment Corp., Cl. A	41,903	41,328
2,200	Lions Gate Entertainment Corp., Cl. B	55,656	52,976
5,000	Live Nation Entertainment, Inc.†	137,517	210,700
15,000	Sirius XM Holdings, Inc.	68,555	93,600
550	The Madison Square Garden Co., Cl. A†	100,828	135,190
800	Time Warner, Inc.	73,584	75,664
2,000	Viacom, Inc., Cl. A	77,518	79,200

		2,281,850	2,455,177

	Digital Marketing and Retail – 7.9%
7,000	FTD Cos., Inc.†	69,720	25,480
1,700	Liberty Expedia Holdings, Inc., Cl. A†	74,445	66,776
9,800	Liberty Interactive Corp.- QVC Group, Cl. A†	200,904	246,666
5,000	Liberty TripAdvisor Holdings, Inc., Cl. A†	63,355	53,750

		408,424	392,672

	Diversified Consumer Services – 4.1%
5,000	Ascent Capital Group, Inc., Cl. A†	75,775	18,400
600	Dell Technologies, Inc., Cl. V†	42,336	43,926
4,500	ILG, Inc.	125,007	139,995

		243,118	202,321

	Financial Services – 1.3%
7,000	Ocelot Partners Ltd.†	68,423	67,025

	Internet Software and Services – 5.9%
8,000	CommerceHub, Inc., Series C†	142,780	179,920

Shares		Cost	Market Value
23,000	Pandora Media, Inc.†	$163,021	$115,690

		305,801	295,610

	Telecommunication Services – 3.4%
2,900	Loral Space &
	Communications, Inc.†	119,507	120,785
1,400	Zayo Group Holdings, Inc.†	43,230	47,824

		162,737	168,609

	TV and Broadband Services – 17.8%
400	Charter Communications, Inc., Cl. A†	114,516	124,488
2,500	DISH Network Corp., Cl. A†	127,322	94,725
3,500	Liberty Broadband Corp., Cl. A†	255,837	296,800
9,500	Liberty Global plc, Cl. C†	300,833	289,085
1,200	Telenet Group Holding NV†	76,610	80,102

		875,118	885,200

	Wireless Telecommunication Services – 3.9%
1,500	Millicom International Cellular SA	81,595	103,800
1,500	T-Mobile US, Inc.†	87,275	91,560

		168,870	195,360

	TOTAL COMMON STOCKS	4,514,341	4,661,974

	PREFERRED STOCK – 0.7%

	Content Creation and Aggregation – 0.7%
1,500	GCI Liberty, Inc., Series A, 5.00%†	29,664	35,025

	MONEY MARKET FUND – 8.2%
409,343	BlackRock Treasury Trust, 1.45%(a)	409,343	409,343

	TOTAL INVESTMENTS — 102.5%	$4,953,348	5,106,342

	Other Assets and Liabilities (Net) — (2.5)%		(126,632)

	NET ASSETS — 100.0%		$4,979,710

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of March 31, 2018.

See accompanying notes to financial statements.

5

Gabelli Media Mogul

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments at value (cost $4,953,348)	$5,106,342
Cash	787
Receivable from Adviser	19,280
Dividends receivable	1,130
Prepaid expenses	5,601

Total Assets	5,133,140

Liabilities:
Payable for investments purchased	84,510
Payable for investment advisory fees	8,381
Payable for custodian fees	1,801
Payable for legal and audit fees	26,294
Payable for Trustees’ fees	17,161
Other accrued expenses	15,283

Total Liabilities	153,430

Net Assets	$4,979,710

Net Assets Consist of:
Paid-in capital	$4,911,091
Accumulated net investment loss	(29,757)
Accumulated net realized loss on investments and foreign currency transactions	(54,618)
Net unrealized appreciation on investments	152,994

Net Assets	$4,979,710

Shares of Beneficial Interest, no par value; unlimited number of shares authorized:	475,000

Net Asset Value per share:	$10.48

See accompanying notes to financial statements.

6

Gabelli Media Mogul

Statement of Operations

For the Period Ended March 31, 2018 (Unaudited)

Investment Income:
Dividends (net of withholding foreign taxes of $51)	$7,456

Total Investment Income	7,456

Expenses:
Investment advisory fees	24,002
Custodian fees	1,611
Legal and audit fees	17,215
IOPV pricing fees	2,566
Registration expenses	599
Shareholder communications expenses	4,619
Trustees’ fees	41,574
Miscellaneous expenses	6,982

Total Expenses	99,168

Fees waived or expenses reimbursed by Adviser (See Note 3)	(77,566)

Net Expenses	21,602

Net Investment Loss	(14,146)

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(20,507)
Net realized loss on foreign currency transactions	(49)

Net realized loss on investments and foreign currency transactions	(20,556)

Net change in unrealized depreciation:
on investments	(357,320)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(377,876)

Net Decrease in Net Assets Resulting from Operations	$(392,022)

See accompanying notes to financial statements.

7

Gabelli Media Mogul

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017(a)
Operations:
Net investment loss	$(14,146)	$(16,318)
Net realized loss	(20,556)	(34,000)
Net change in unrealized appreciation/(depreciation)	(357,320)	510,314

Net Increase/(Decrease) in Net Assets Resulting from Operations	(392,022)	459,996

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	817,807	4,478,747
Cost of shares redeemed	—	(384,818)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	817,807	4,093,929

Total Increase in Net Assets	425,785	4,553,925

Net Assets:
Beginning of period	4,553,925	0

End of period	$4,979,710	$4,553,925

Undistributed net investment income	$0	$0

Changes in Shares Outstanding:
Shares outstanding, beginning of period	400,000	0
Shares sold	75,000	435,000
Shares redeemed	—	(35,000)

Shares outstanding, end of period	475,000	400,000

(a)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

8

Gabelli Media Mogul

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$11.38		$10.00
Net investment loss(b)	(0.03)		(0.05)
Net realized and unrealized gain/(loss)	(0.87)		1.43
Total from investment operations	(0.90)		1.38
Net asset value, end of period	$10.48		$11.38
Total Return†	(7.91)%		13.80%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$4,980		$4,554
Ratio of net investment loss to average net assets	(0.59	)%(c)	(0.54	)%(c)
Ratio of operating expenses before waivers/reimbursements	4.07	%(c)	4.68	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)	0.90	%(c)
Portfolio turnover rate	9%		8%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 1, 2016.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

9

Gabelli Media Mogul

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli NextShares Trust (the “Trust”) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Media Mogul (the “Fund”) commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

10

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 03/31/18
ASSETS (Market Value):
Common Stocks(a)	$4,696,999	$4,696,999
Money Market Fund	409,343	409,343

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,106,342	$5,106,342

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 2 or Level 3 investments held at March 31, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

11

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

12

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2017 the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$ (10,785)
Unrealized appreciation on investments	486,790
Qualified late year loss deferral*	(15,364)

Total accumulated earnings	$ 460,641

*	Under current law, qualified late year losses realized after October 31, and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the fiscal period ended September 30, 2017, the Fund elected to defer $15,364 of late year long term capital losses.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At September 30, 2017, the temporary differences between book basis and tax basis unrealized appreciation/ depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost on investments and the net unrealized appreciation/depreciation as March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,953,348	$446,846	$(293,852)	$152,994

13

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended March 31, 2018 the Fund did not incur any income tax, interest, or penalties. As of March 31, 2018, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the ‘‘Expense Cap’’). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board before such time. For the period ended March 31, 2018, the Adviser waived fees or reimbursed expenses in the amounts of $77,566 for the Fund. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. At March 31, 2018, the cumulative amount which the fund may repay the Adviser is $192,626.

For the year ended September 30, 2017, expiring September 30, 2020	$ 115,060
For the six months ended March 31, 2018, expiring September 30, 2021	77,566

$ 192,626

During the six months ended March 31, 2018, the Fund paid $447 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

14

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2018, other than short term securities, U.S. Government obligations and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Media Mogul NextShares	$1,114,894	$426,869

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV, in return for securities, other instruments, and/or cash (the “Basket”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC or DTC, and the estimated transaction costs (e.g., brokerage commissions, bid-ask spread, and market impact trading costs), incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Fund depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

Gabelli Media Mogul

Additional Disclosure

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund shares’ value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI MEDIA MOGUL

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

      GABELLI MEDIA MOGUL

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q118SR

Gabelli RBI

Semiannual Report — March 31, 2018

(Y)our Portfolio Management Team

Brian Sponheimer	Jose Garza
Portfolio Manager	Portfolio Manager
BA, Harvard University	BA, Yale University
MBA, Columbia Business School	MBA, Columbia Business School

To Our Shareholders,

For the period ended March 31, 2018, the net asset value (“NAV”) per share of the Gabelli RBI (“GRBIC”) decreased 2.1% compared with a decrease of 1.5% for the Standard & Poor’s (“S&P”) Global Infrastructure Index. The market price decreased 2.1%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

  Comparative Results

Cumulative Annual Returns through March 31, 2018 (a) (Unaudited)
Since Inception (2/21/18)
Gabelli RBI NextShares™
Fund at NAV	(2.10)%
Fund at Market Price(b)	(2.10)
S&P Global Infrastructure Index	(1.46)

In the current prospectuses dated January 26, 2018, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average cumulative returns are historical and are calculated by determining the percentage change in net asset valve (NAV) or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. The Fund’s performance at market price may differ from its results at NAV. Visit www.gabelli.com for performance information as of the most recent month end including historical trading premium/discounts relative to NAV. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli RBI may trade at a value different from its NAV. The market price used to calculate the Market Value return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Gabelli RBI

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2017 through March 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period
Gabelli RBI Actual Fund Return	$1,000.00	$ 979.00	0.90%	$ 0.95(1)
Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$ 4.53(2)

(1)

Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception February 21, 2018 through March 31, 2018 (39 days), then divided by 365.

(2)

Expenses are equal to each Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2018:

GABELLI RBI

Money Market Fund	40.0%
Machinery	16.2%
Industrials	10.7%
Materials	7.3%
Diversified Industrial	5.7%
Automotive & Components	5.1%
Construction & Engineering	3.8%
Energy Equipment & Services	3.4%
Information Technology	2.6%
Building Products	2.2%
Real Estate	2.1%
Utilities	0.9%
Trading Companies & Distributors	0.3%
Transportation	0.3%
Other Assets and Liabilities (Net)	(0.6)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli RBI

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 60.6%

	Automotive & Components – 5.1%
800	Dana, Inc.	$21,275	$20,608
700	General Motors Co.	27,245	25,438
300	Linamar Corp.	17,161	16,388

		65,681	62,434

	Building Products – 2.2%
50	AO Smith Corp.	3,257	3,180
700	Gibraltar Industries, Inc.†	24,514	23,695

		27,771	26,875

	Construction & Engineering – 3.8%
500	AECOM†	17,803	17,815
300	Granite Construction, Inc.	17,682	16,758
2,000	Great Lakes Dredge & Dock Corp.†	9,368	9,200
500	Orion Group Holdings, Inc.†	3,656	3,295

		48,509	47,068

	Diversified Industrial – 5.7%
250	EnPro Industries, Inc.	18,700	19,345
1,300	Fortress Transportation & Infrastructure Investors LLC	20,782	20,735
800	Macquarie Infrastructure Corp.	31,317	29,544

		70,799	69,624

	Energy Equipment & Services – 3.4%
500	Baker Hughes a GE Co.	13,402	13,885
600	Halliburton Co.	27,962	28,164

		41,364	42,049

	Industrials – 10.7%
300	Eaton Corp. PLC	24,241	23,973
300	Evoqua Water Technologies Corp.†	6,713	6,387
100	Flowserve Corp.	4,143	4,333
250	Fortive Corp.	19,380	19,380
1,500	General Electric Co	21,954	20,220
150	Honeywell International, Inc.	22,774	21,676
1,300	Mueller Water Products, Inc., Cl. A	14,784	14,131
50	Pentair PLC	3,404	3,407
100	Rexnord Corp.†	2,945	2,968
50	Valmont Industries, Inc	7,307	7,315
100	Watts Water Technologies, Inc., Cl. A	7,811	7,770

		135,456	131,560

Shares		Cost	Market Value
	Information Technology – 2.6%
100	Badger Meter, Inc	$4,728	$4,715
400	EchoStar Corp., Cl. A†	22,622	21,108
20	Roper Technologies, Inc.	5,372	5,614

		32,722	31,437

	Machinery – 16.2%
600	Allison Transmission Holdings, Inc.	23,367	23,436
400	Astec Industries, Inc	23,695	22,072
500	CIRCOR International, Inc.	22,911	21,330
2,000	CNH Industrial NV	26,738	24,800
100	Franklin Electric Co., Inc.	4,112	4,075
600	Gencor Industries, Inc.†	10,002	9,660
400	Herc Holdings, Inc.†	26,624	25,980
300	Oshkosh Corp.	23,570	23,181
700	Terex Corp.	28,726	26,187
100	United Rentals, Inc.†	17,947	17,273

		207,692	197,994

	Materials – 7.3%
50	Ecolab, Inc.	6,843	6,854
900	GCP Applied Technologies, Inc.†	27,797	26,145
1,000	TimkenSteel Corp.†	16,772	15,190
300	US Concrete, Inc.†	20,881	18,120
200	Vulcan Materials Co.	24,070	22,834

		96,363	89,143

	Real Estate – 2.1%
150	SBA Communications Corp. REIT†	24,630	25,638

	Trading Companies & Distributors – 0.3%
100	HD Supply Holdings, Inc.†	3,698	3,794

	Transportation – 0.3%
400	Transurban Group	3,491	3,508

	Utilities – 0.9%
100	Aqua America, Inc.	3,365	3,406
600	AquaVenture Holding Ltd.†	7,919	7,452

		11,284	10,858

	TOTAL COMMON STOCKS	769,460	741,982

See accompanying notes to financial statements.

Gabelli RBI

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	MONEY MARKET FUND – 40.0%
489,442	BlackRock Treasury Trust, 1.45%(a)	$489,442	$489,442

	TOTAL INVESTMENTS — 100.6%	$1,258,902	1,231,424

	Other Assets and Liabilities (Net) — (0.6)%		(7,176)

	NET ASSETS — 100.0%		$1,224,248

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of March 31, 2018.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli RBI

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments at value (cost $1,258,902)	$1,231,424
Receivable from Adviser	9,486
Dividends receivable	828
Foreign tax reclaims	26
Prepaid expenses	314

Total Assets	1,242,078

Liabilities:
Payable for investments purchased	6,872
Payable for investment advisory fees	1,287
Payable for custodian fees	362
Payable for legal and audit fees	5,058
Payable for Trustees’ fees	822
Other accrued expenses	3,429

Total Liabilities	17,830

Net Assets	$1,224,248

Net Assets Consist of:
Paid-in capital	$1,250,375
Accumulated net investment income	1,282
Accumulated net realized gain on investments and foreign currency transactions	69
Net unrealized depreciation on investments	(27,478)

Net Assets	$1,224,248

Shares of Beneficial Interest, no par value; unlimited number of shares authorized:	125,000

Net Asset Value per share:	$9.79

See accompanying notes to financial statements.

Gabelli RBI

Statement of Operations

For the Period Ended March 31, 2018 (Unaudited)

Investment Income:
Dividends	$2,441

Total Investment Income	2,441

Expenses:
Investment advisory fees	1,287
Custodian fees	362
Legal and audit fees	5,058
IOPV pricing fees	856
Registration expenses	21
Shareholder communications expenses	1,540
Trustees’ fees	822
Miscellaneous expenses	699

Total Expenses	10,645

Fees waived or expenses reimbursed by Adviser (See Note 3)	(9,486)

Net Expenses	1,159

Net Investment Income	1,282

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	28
Net realized gain on foreign currency transactions	41

Net realized gain on investments and foreign currency transactions	69

Net change in unrealized depreciation:
on investments	(27,478)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(27,409)

Net Decrease in Net Assets Resulting from Operations	$(26,127)

See accompanying notes to financial statements.

Gabelli RBI

Statement of Changes in Net Assets (Unaudited)

For the Period Ended March 31, 2018(a)
Operations:
Net investment income	$1,282
Net realized gain	69
Net change in unrealized depreciation	(27,478)

Net Decrease in Net Assets Resulting from Operations	(26,127)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,250,375

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,250,375

Total Increase in Net Assets	1,224,248

Net Assets:
Beginning of period	0

End of period	$1,224,248

Undistributed net investment income	$1,282

Changes in Shares Outstanding:
Shares outstanding, beginning of period	0
Shares sold	125,000

Shares outstanding, end of period	125,000

(a)	The Fund commenced investment operations on February 21, 2018.

See accompanying notes to financial statements.

Gabelli RBI

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

	For the Period Ended March 31, 2018(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment income(b)	0.01
Net realized and unrealized loss	(0.22)
Total from investment operations	(0.21)
Net asset value, end of period	$9.79
Total Return†	(2.10)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,224
Ratio of net investment income to average net assets	1.00%(	c)
Ratio of operating expenses before waivers/reimbursements	8.10%(	c)
Ratio of net operating expenses net of waivers/reimbursements	0.90%(	c)
Portfolio turnover rate	3%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 21, 2018.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli RBI

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli NextShares Trust (the “Trust”) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli RBI (the “Fund”) commenced investment operations on February 21, 2018. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Gabelli RBI

Notes to Financial Statements (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 are as follows:

	Valuation Inputs
	Level 1	Total Market Value
INVESTMENTS IN SECURITIES:	Quoted Prices	at 03/31/18
ASSETS (Market Value):
Common Stocks(a)	$741,982	$741,982
Money Market Fund	489,442	489,442

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,231,424	$1,231,424

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 2 or Level 3 investments held at March 31, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli RBI

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Gabelli RBI

Notes to Financial Statements (Unaudited) (Continued)

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation/depreciation at March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,258,902	$3,049	$(30,527)	$(27,478)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended March 31, 2018 the Fund did not incur any income tax, interest, or penalties. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.   Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and

Gabelli RBI

Notes to Financial Statements (Unaudited) (Continued)

Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the ‘‘Expense Cap’’). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board before such time. For the period ended March 31, 2018, the Adviser waived fees or reimbursed expenses in the amount of $9,486 for the Fund. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. As of March 31, 2018, the cumulative amount of $9,486 may be recovered by the Adviser by September 30, 2021.

During the period ended March 31, 2018, the Fund paid $582 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4.   Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2018, other than short term securities, U.S. Government obligations and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli RBI NextShares	$778,460	$8,600

5.   Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV, in return for securities, other instruments, and/or cash (the “Basket”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Funds of processing the purchase or redemption, including costs charged to it by the NSCC or DTC, and the estimated transaction costs (e.g., brokerage commissions, bid-ask spread, and market impact trading costs), incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Fund depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include

Gabelli RBI

Notes to Financial Statements (Unaudited) (Continued)

fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6.   Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

Gabelli RBI

Additional Disclosures

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI RBI

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mr. Brian Sponheimer, a Senior Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, responsible for the day to day management of the Gabelli RBI Fund. Most recently, Mr. Sponheimer has been responsible for oversight of the G.research, LLC’s Industrial Research platform, including automotive, trucking, machinery, utility, aerospace, energy, and chemical sectors. Mr. Sponheimer joined G.research, LLC in 2008 as a research analyst covering automotive and trucking companies Mr. Sponheimer graduated cum laude with a BA in Government from Harvard University and holds an MBA degree from Columbia Business School.

Mr. Jose Garza, a Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, responsible for the day to day management of the Gabelli RBI Fund. Mr. Garza rejoined G.research, LLC in July 2013 as a research analyst covering Water and Industrial Gas companies. He began his career at G.research, LLC in 2007 and was previously a member of the Utilities research team. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

     GABELLI RBI

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli RBI. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5003Q118SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GABELLI NEXTSHARES TRUST

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	5/25/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/25/2018

*	Print the name and title of each signing officer under his or her signature.